Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Assets and Liabilities
19. Financial Assets and Liabilities
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2020 and 2021:

	December 31, 2020
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	62,940	Ps.	—	Ps.	50,033,111
Accounts receivable from subscribers, distributors, contractual assets and other		171,213,415		—		—
Related parties		1,391,300		—		—
Derivative financial instruments (Note 7)		—		20,928,335		—

Total current assets		172,667,655		20,928,335		50,033,111

Non-current assets
Debt instruments at fair value through OCI		—		—		4,540,344

Total	Ps.	172,667,655	Ps.	20,928,335	Ps.	54,573,455

Financial Liabilities:
Debt	Ps.	628,382,956	Ps.	—	Ps.	—
Liability related to right-of-use of assets		109,327,241		—		—
Accounts payable		186,995,472		—		—
Related parties		3,999,916		—		—
Derivative financial instruments (Note 7)		—		14,230,249		—

Total	Ps.	928,705,585	Ps.	14,230,249	Ps.	—

	December 31, 2021
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	15,026	Ps.	—	Ps.	117,688,176
Accounts receivable from subscribers, distributors, contractual assets and other		166,041,321		—		—
Related parties		1,158,611		—		—
Derivative financial instruments (Note 7)		—		10,130,806		—

Total current assets		167,214,958		10,130,806		117,688,176

Non-current assets
Debt instruments at fair value through OCI		—		—		6,894,757

Total	Ps.	167,214,958	Ps.	10,130,806	Ps.	124,582,933

Financial Liabilities:
Debt	Ps.	564,030,102	Ps.	—	Ps.	—
Liability related to right-of-use of assets		98,654,225		—		—
Accounts payable		201,341,806		—		—
Related parties		4,216,882		—		—
Derivative financial instruments (Note 7)		—		10,034,508		—

Total	Ps.	868,243,015	Ps.	10,034,508	Ps.	—

Fair value hierarchy
The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Variables other than quoted prices in Level 1 that are observable for the asset or liability, either directly (prices) or indirectly (derived from prices); and
Level 3: Variables used for the asset or liability that are not based on any observable market data (non-observable variables).

The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2020 and 2021 is as follows:

	Measurement of fair value at December 31, 2020
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	50,033,111	Ps.	62,940	Ps.	—	Ps.	50,096,051
Derivative financial instruments (Note 7)		—		20,928,335		—		20,928,335
Revalued of assets (Note 23)		—		—		107,152,628		107,152,628
Pension plan assets (Note 18)		168,939,091		22,589,392		21,100		191,549,583

Total current assets		218,972,202		43,580,667		107,173,728		369,726,597

Debt instruments at fair value through OCI		—		4,540,344		—		4,540,344

Total	Ps.	218,972,202	Ps.	48,121,011	Ps.	107,173,728	Ps.	374,266,941

Liabilities:
Debt	Ps.	578,712,562	Ps.	135,645,912	Ps.	—	Ps.	714,358,474
Liability related to right-of-use of assets		109,327,241		—		—		109,327,241
Derivative financial instruments (Note 7)		—		14,230,249		—		14,230,249

Total	Ps.	688,039,803	Ps.	149,876,161	Ps.	—	Ps.	837,915,964

	Measurement of fair value at December 31, 2021
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	117,688,176	Ps.	15,026	Ps.	—	Ps.	117,703,202
Derivative financial instruments (Note 7)		—		10,130,806		—		10,130,806
Revalued of assets (Note 23)		—		—		98,172,675		98,172,675
Pension plan assets (Note 18)		196,148,604		22,124,138		54,440		218,327,182

Total current assets		313,836,780		32,269,970		98,227,115		444,333,865

Debt instruments at fair value through OCI		—		6,894,757		—		6,894,757

Total	Ps.	313,836,780	Ps.	39,164,727	Ps.	98,227,115	Ps.	451,228,622

Liabilities:
Debt	Ps.	440,660,165	Ps.	180,122,540	Ps.	—	Ps.	620,782,705
Liability related to right-of-use of assets		98,654,225		—		—		98,654,225
Derivative financial instruments		—		10,034,508		—		10,034,508

Total	Ps.	539,314,390	Ps.	190,157,048	Ps.	—	Ps.	729,471,438

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The Company’s investment in equity investments at fair value, specifically the investment in KPN and Verizon, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized (loss) gain related to derivative financial instruments for the years ended December 31, 2020 and 2021 was Ps.

2,606,938 and Ps.

(1,664,465) respectively.
The fair value of the asset revaluation was calculated using valuation techniques, using observable market data and internal information on transactions carried out with independent third parties. To determine fair value we use level 2 and 3 information, the Company used inputs such as average rents, contract term and discount rates for discounted flow modeling techniques; in the case of discount rates, we use level 2 data where the information is public and is found in recognized databases, such as country risks, inflation, etc. In the case of average rents and contract terms, we use level 3 data, where the information is mainly internal based on lease contracts entered into with independent third parties.
During the end of the period ended December 31, 2020 and 2021, there were no transfers between the Level 1 and Level 2 fair value measurement hierarchies.
Changes in liabilities arising from financing activities

	At December 31, 2019		Cash flow		Foreign currency exchange and other		At December 31, 2020
Debt	Ps.	624,254,477	Ps.	(53,091,801)	Ps.	57,220,280	Ps.	628,382,956
Liability related to right-of-use of assets		120,596,733		(29,623,565)		18,354,073		109,327,241

Total liabilities from financing activities	Ps.	744,851,210	Ps.	(82,715,366)	Ps.	75,574,353	Ps.	737,710,197

	At December 31, 2020		Cash flow		Foreign currency exchange and other		At December 31, 2021
Debt	Ps.	628,382,956	Ps.	(58,354,281)	Ps.	(5,998,573)	Ps.	564,030,102
Liability related to right-of-use of assets		109,327,241		(30,544,750)		19,871,734		98,654,225

Total liabilities from financing activities	Ps.	737,710,197	Ps.	(88,899,031)	Ps.	13,873,161	Ps.	662,684,327